T. ROWE PRICE LARGE-CAP GROWTH FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.7%
COMMUNICATION SERVICES 21.6%

Entertainment 3.6%
Netflix (1)	838,374	419,212
Spotify Technology (1)	1,140,729	276,707
		695,919
Interactive Media & Services 18.0%
Alphabet, Class A (1)	665,980	976,060
Alphabet, Class C (1)	270,534	397,577
Facebook, Class A (1)	4,488,149	1,175,446
IAC/InterActiveCorp (1)	603,335	72,267
Match Group (1)	1,495,757	165,506
Snap, Class A (1)	11,457,904	299,166
Tencent Holdings, ADR	5,582,488	377,655
		3,463,677
Total Communication Services		4,159,596
CONSUMER DISCRETIONARY 22.2%

Auto Components 1.1%
Aptiv	2,340,793	214,604
		214,604
Hotels, Restaurants & Leisure 1.4%
Chipotle Mexican Grill (1)	89,609	111,448
DraftKings, Class A (1)	2,326,601	136,897
Hilton Worldwide Holdings	321,056	27,393
		275,738
Internet & Direct Marketing Retail 13.7%
Alibaba Group Holding, ADR (1)	1,623,908	477,397
Amazon. com (1)	628,200	1,978,032
Booking Holdings (1)	102,142	174,732
		2,630,161
Multiline Retail 1.5%
Dollar General	1,386,973	290,737
		290,737

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Specialty Retail 3.0%
CarMax (1)	891,091	81,900
Carvana (1)	865,124	192,975
Ross Stores	3,147,669	293,740
		568,615
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica (1)	455,877	150,152
NIKE, Class B	1,089,000	136,713
		286,865
Total Consumer Discretionary		4,266,720
ENERGY 0.1%

Oil, Gas & Consumable Fuels 0.1%
Concho Resources	283,468	12,507
Total Energy		12,507
FINANCIALS 1.7%

Capital Markets 1.7%
Charles Schwab	1,770,304	64,138
Goldman Sachs Group	494,900	99,460
S&P Global	372,452	134,306
XP, Class A (1)	761,439	31,745
Total Financials		329,649
HEALTH CARE 13.7%

Biotechnology 1.9%
Incyte (1)	1,290,980	115,853
Vertex Pharmaceuticals (1)	941,287	256,143
		371,996
Health Care Equipment & Supplies 4.5%
Becton Dickinson & Company	619,004	144,030
Intuitive Surgical (1)	516,917	366,773
Stryker	1,740,030	362,570
		873,373
Health Care Providers & Services 6.7%
Anthem	380,700	102,252

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Centene (1)	1,707,156	99,579
Cigna	2,108,060	357,127
HCA Healthcare	1,379,759	172,028
Humana	434,418	179,801
UnitedHealth Group	1,180,851	368,154
		1,278,941
Life Sciences Tools & Services 0.6%
Avantor (1)	5,009,356	112,660
		112,660
Total Health Care		2,636,970
INDUSTRIALS & BUSINESS SERVICES 2.0%

Machinery 0.8%
Ingersoll Rand (1)	4,096,539	145,836
		145,836
Professional Services 0.8%
CoStar Group (1)	185,927	157,761
		157,761
Road & Rail 0.4%
Norfolk Southern	391,770	83,835
		83,835
Total Industrials & Business Services		387,432
INFORMATION TECHNOLOGY 34.8%

IT Services 11.2%
Fidelity National Information Services	1,290,051	189,908
Global Payments	3,223,731	572,470
MongoDB (1)	381,963	88,428
PayPal Holdings (1)	2,122,365	418,170
Snowflake, Acquisition Date: 3/17/20, Cost $1,565 (1)(2)	40,338	9,619
Snowflake, Class A (1)	67,612	16,971
Stripe, Class B, Acquisition Date: 12/17/19, Cost $6,740
(1)(2)(3)	429,606	6,740
Visa, Class A	3,836,206	767,126
Wix. com (1)	305,700	77,908
		2,147,340

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices (1)	1,815,500	148,853
ASML Holding	643,197	237,513
Marvell Technology Group	2,565,865	101,865
		488,231
Software 16.7%
Intuit	1,352,410	441,170
Microsoft	7,610,995	1,600,821
salesforce. com (1)	1,870,115	469,997
ServiceNow (1)	515,939	250,230
Slack Technologies, Class A (1)	2,409,579	64,721
Splunk (1)	1,358,560	255,586
Synopsys (1)	587,538	125,721
		3,208,246
Technology Hardware, Storage & Peripherals 4.4%
Apple	7,309,160	846,474
		846,474
Total Information Technology		6,690,291
UTILITIES 1.5%

Electric Utilities 1.1%
NextEra Energy	762,408	211,614
		211,614
Multi-Utilities 0.4%
Sempra Energy	683,682	80,920
		80,920
Total Utilities		292,534
Total Miscellaneous Common Stocks 0.1% (4)		27,162
Total Common Stocks (Cost $8,873,369)		18,802,861

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
CONVERTIBLE PREFERRED STOCKS 1.7%
CONSUMER DISCRETIONARY 1.2%

Automobiles 0.9%
Rivian Automotive, Series D, Acquisition Date: 12/23/19, Cost
$48,920 (1)(2)(3)	4,553,218	70,529
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost
$106,688 (1)(2)(3)	6,887,531	106,688
		177,217
Internet & Direct Marketing Retail 0.3%
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $15,993
(1)(2)(3)	392,823	31,049
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $21,553
(1)(2)(3)	231,515	18,299
Doordash, Series H, Acquisition Date: 6/17/20, Cost $6,640
(1)(2)(3)	28,928	6,640
		55,988
Total Consumer Discretionary		233,205
INFORMATION TECHNOLOGY 0.5%

Communications Equipment 0.0%
Magic Leap, Series C, Acquisition Date: 1/20/16, Cost $16,738
(1)(2)(3)	726,712	1,674
Magic Leap, Series D, Acquisition Date: 10/12/17, Cost $5,850
(1)(2)(3)	216,680	585
		2,259
Software 0.5%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $14,738 (1)(2)(3)	1,594,980	14,738
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $23,981 (1)(2)(3)	401,388	23,981
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $22,196
(1)(2)(3)	1,692,123	31,462
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $3,727
(1)(2)(3)	284,139	5,283
Uipath, Series E, Acquisition Date: 7/9/20, Cost $685 (1)(2)(3)	36,827	685

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $16,211
(1)(2)(3)	188,785	16,211
		92,360
Total Information Technology		94,619
Total Convertible Preferred Stocks (Cost $303,920)		327,824

SHORT-TERM INVESTMENTS 0.4%
MONEY MARKET FUNDS 0.4%
T. Rowe Price Government Reserve Fund, 0.09% (5)(6)	81,323,738	81,324
Total Short-Term Investments (Cost $81,324)		81,324

Total Investments in Securities 99.8%
(Cost $9,258,613)		$19,212,009
Other Assets Less Liabilities 0.2%		30,225
Net Assets 100.0%		$19,242,234

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $344,183 and represents 1.8% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$804
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$804+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$104,478		¤	¤$	81,324
T. Rowe Price Short-Term
Fund	—		¤	¤	—
Total					$81,324^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $804 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $81,324.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LARGE-CAP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Large-Cap Growth Fund (the fund), formerly the Institutional Large-Cap Growth Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE LARGE-CAP GROWTH FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$18,786,502$	9,619$	6,740$	18,802,861
Convertible Preferred Stocks	—	—	327,824	327,824
Short-Term Investments	81,324	—	—	81,324
Total	$18,867,826$	9,619$	334,564$	19,212,009

T. ROWE PRICE LARGE-CAP GROWTH FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $(12,262,000) for the period ended September 30,
2020.

($000 s)
	Beginning				Ending
	Balance	Gain (Loss)	Total		Balance
	1/1/20	During Period	Purchases	Total Sales	9/30/20
Investment in Securities
Common Stocks	$6,740	$–	$–	$–	$6,740
Convertible Preferred
Stocks	185,881	(12,262)	154,205	–	327,824

Total	$192,621	$(12,262)	$154,205	$–	$334,564